Related parties - Transactions with the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BNP Paribas Cardif Life Insurance
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	₩ 3,390	₩ 4,230	₩ 3,716
Reversal of allowance for credit losses	0	3	4
General and administrative expenses	(4)	(9)	(17)
Other operating expense	(5)	(1)
Provision for allowance for credit losses		0	0
Shinhan Praxis K-Growth Global Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	361	448	685
BNP Paribas Cardif General Insurance
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	10	11	9
Other operating income	333	468
Reversal of allowance for credit losses		0	0
Provision for allowance for credit losses	0	0	(2)
Midas Dong-A Snowball Venture Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	119	47
Interest expense	0	(1)	(2)
SP New Technology Business investment Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	317
IBKS-Shinhan Creative Economy New Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	13
Interest expense		0	0
SM New Technology Business Investment Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	14	55
JAEYOUNG SOLUTEC CO., LTD.
Related parties - Transactions with the related parties [Line Items]
Interest income	0	0	523
Fees and commission income	0	0	2
Other operating income	0	0	3
Reversal of allowance for credit losses	0	0	0
Interest expense	0	0	(2)
Provision for allowance for credit losses	0	0	(1)
Partners 4th Growth Investment Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense	(4)	(7)	(19)
Shinhan-Albatross Technology Investment
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	54	216	216
Interest expense		0	0
IBKS-Shinhan Creative Economy New Technology Fund II
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	8	16
KDBC Midas Dong-A Snowball Venture Fund II
Related parties - Transactions with the related parties [Line Items]
Interest expense	(2)	0	(2)
SHBNPP Private Korea Equity Long-Short Professional Feeder
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	363	975
STI-New Growth Engines Investment
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	16
Shinhan Fintech New Technology Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	38	153
KTB New lake medical Global Investment
Related parties - Transactions with the related parties [Line Items]
Interest income		0	0
Other operating income		0	0
Shinhan Global Healthcare Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	360	785
Taihan Industrial System Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	1
Shinhan capital-Cape FN Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	101	82
SHC-K2 Global Material Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	19	19	20
Synergy-Shinhan Mezzanine New Technology Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	50	94	127
Shinhan-Midas Dong-A Secondary Venture Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	63	187	71
GX SHINHAN INTEREST 1st Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	454	545	412
Shinhan-Nvestor Liquidity Solution Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	361	361	214
SHC ULMUS Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	39	76	51
Shinhan-PS Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	20	20	12
Nomura investment property trust No.19
Related parties - Transactions with the related parties [Line Items]
Interest income	525	519	312
Other operating income	3	7
Provision for allowance for credit losses	0	0	(34)
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	2,501	2,694	236
Shinhan-Stonebridge Petro PEF
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	1,762	1,920
Korea Finance Security
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	10	10
Interest expense	(1)
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	206	275
Shinhan-Rhinos 1 Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	64	64
SHINHAN-CORE TREND GLOBAL FUND 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	100	45
Kiwoom-Shinhan Innovation Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	240	67
One Shinhan Global Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	399	151
Yeollim-Shinhan Portfolio Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	59	59
FuturePlay-Shinhan TechInnovation Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	218	7
WON JIN HOME PLAN CO.,LTD
Related parties - Transactions with the related parties [Line Items]
Interest income	0	186
Korea Credit Bureau
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	13	13
Interest expense	(12)	(5)
Goduck Gangil1 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Interest income	915	328
Fees and commission income	0	1,120
Provision for allowance for credit losses	7	(78)
SBC PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	732
Interest expense	(5)	(3)
IMM Global Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest income	25	28
Interest expense	(13)	(25)
Provision for allowance for credit losses	0	(3)
Goduck Gangil10 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Interest income	299
Fees and commission income	793
Interest expense	(4)
Provision for allowance for credit losses	(19)
IGIS PRIVATE REAL ESTATE TRUST NO.331
Related parties - Transactions with the related parties [Line Items]
Interest income	731
Fees and commission income	478
Other operating expense	(67)
COSPEC BIM tech
Related parties - Transactions with the related parties [Line Items]
Provision for allowance for credit losses	(95)
Korea Omega Project Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	131
New Green Shinhan Mezzanine Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	42
Sparklabs-Shinhan Opportunity Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	174
EDNCENTRAL Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Interest income	649
Fees and commission income	578
Other operating expense	(121)
Shinhan Western T&D Consignment Management Real Estate Investment Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	300
Kakao-Shinhan 1st TNYT Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	165
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment
Related parties - Transactions with the related parties [Line Items]
Interest income	9
Fees and commission income	44
Future-Creation Neoplux Venture Capital Fund
Related parties - Transactions with the related parties [Line Items]
Interest income	14
Fees and commission income	116
Neoplux Market-Frontier Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	416
Gyeonggi-Neoplux Superman Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	149
Shinhan-Neoplux Energy Newbiz Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	308
NewWave 6th Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	303
SHINHAN-NEO Core Industrial Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	3
KTC-NP Growth Champ 2011-2 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest income	5
Fees and commission income	86
Neoplux No.3 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	748
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	1,412
CREDIAN T&F 2020 CORPORATE FINANCIAL STABILITY PRIVATE EQUITY FUND
Related parties - Transactions with the related parties [Line Items]
Interest expense	(1)
Key management personnel and their immediate relatives
Related parties - Transactions with the related parties [Line Items]
Interest income	₩ 126	₩ 161	₩ 101